Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.19850%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,537,996.39

Principal:
Principal Collections	$11,588,172.49
Prepayments in Full	$5,525,095.61
Liquidation Proceeds	$390,793.98
Recoveries	$46,668.84
Sub Total	$17,550,730.92
Collections	$19,088,727.31

Purchase Amounts:
Purchase Amounts Related to Principal	$175,011.26
Purchase Amounts Related to Interest	$1,164.40
Sub Total	$176,175.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,264,902.97

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,264,902.97
Servicing Fee	$263,002.98	$263,002.98	$0.00	$0.00	$19,001,899.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,001,899.99
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,001,899.99
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,001,899.99
Interest - Class A-3 Notes	$629,617.58	$629,617.58	$0.00	$0.00	$18,372,282.41
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$18,086,344.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,086,344.91
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$17,891,247.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,891,247.91
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$17,751,638.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,751,638.74
Regular Principal Payment	$16,187,753.81	$16,187,753.81	$0.00	$0.00	$1,563,884.93
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,563,884.93
Residual Released to Depositor	$0.00	$1,563,884.93	$0.00	$0.00	$0.00
Total		$19,264,902.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,187,753.81
Total					$16,187,753.81

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,187,753.81	$35.10	$629,617.58	$1.37	$16,817,371.39	$36.47
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$16,187,753.81	$12.30	$1,250,261.25	$0.95	$17,438,015.06	$13.25

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$136,625,876.17	0.2962079	$120,438,122.36	0.2611125
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$264,905,876.17	0.2013299	$248,718,122.36	0.1890271

Pool Information
Weighted Average APR	5.819%	5.853%
Weighted Average Remaining Term	31.38	30.68
Number of Receivables Outstanding	15,806	15,122
Pool Balance	$315,603,574.50	$297,638,581.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$292,666,222.40	$276,208,993.69
Pool Factor	0.2186559	0.2062094

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$21,429,587.41
Targeted Overcollateralization Amount	$48,920,458.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,920,458.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$285,920.06
(Recoveries)		66	$46,668.84
Net Loss for Current Collection Period			$239,251.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9097%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.1007%
Second Prior Collection Period			0.9320%
Prior Collection Period			0.7533%
Current Collection Period			0.9363%
Four Month Average (Current and Prior Three Collection Periods)			0.9306%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,312	$12,907,426.73
(Cumulative Recoveries)			$1,916,163.53
Cumulative Net Loss for All Collection Periods			$10,991,263.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7615%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,582.80
Average Net Loss for Receivables that have experienced a Realized Loss			$4,754.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.70%	176	$5,068,229.82
61-90 Days Delinquent	0.40%	36	$1,186,813.31
91-120 Days Delinquent	0.13%	9	$381,703.55
Over 120 Days Delinquent	0.18%	17	$529,397.39
Total Delinquent Receivables	2.41%	238	$7,166,144.07

Repossession Inventory:
Repossessed in the Current Collection Period		12	$346,383.76
Total Repossessed Inventory		25	$807,376.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3339%
Prior Collection Period			0.3606%
Current Collection Period			0.4100%
Three Month Average			0.3682%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7049%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	35

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	56	$1,687,416.77
2 Months Extended	70	$2,108,241.43
3+ Months Extended	25	$700,792.92

Total Receivables Extended	151	$4,496,451.12
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer